EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended December 31,
	2010	2011	2012
Net income (loss) attributable to Daqo New Energy Corp.	$65,271,257	$33,323,952	$(111,928,941)
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$54,691,886	$33,323,952	$(111,928,941)
Net income (loss) attributable to preferred shareholders for participating rights to dividends-basic	$10,579,371	$-	$-

Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$65,271,257	$33,323,952	$(111,928,941)

Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	117,839,487	175,714,103	175,067,343
Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares-basic	22,794,380	-	-
Share options	92,456	-	-

Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	140,726,323	175,714,103	175,067,343

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$0.46	$0.19	$(0.64)

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$0.46	$0.19	$(0.64)

Outstanding 2,295,000, 6,805,000 and 7,179,500 employee options were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2010, 2011 and 2012, respectively.